Property and Equipment (Tables)	11 Months Ended
Apr. 30, 2015
Property and Equipment [Abstract]
Schedule Of Property and Equipment

	April 30,	May 31,	Useful Lives
(in millions)	2015	2014	(in years)
Land, buildings and leasehold improvements	$76.5	$75.2	1–36
Computer equipment and software	158.7	148.7	1–7
Other equipment, furniture and fixtures	37.2	35.9	1–13
Equipment under capital leases	11.9	15.5
Total property and equipment	284.3	275.3
Less: accumulated depreciation and amortization	(202.5)	(192.5)
Property and equipment, net	$81.8	$82.8